Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027263
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 16, 2011
Prospectus Date	rr_ProspectusDate	Aug 16, 2011

EQ ADVISORS TRUSTSM

CLASS K SHARES

SUPPLEMENT DATED AUGUST 16, 2011 TO THE PROSPECTUS DATED AUGUST 16, 2011

This Supplement updates information contained in the Prospectus dated August 16, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding the EQ/Global Multi-Sector Equity Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about an investment strategy change regarding the allocation of the active and passive investments of the EQ/Global Multi-Sector Equity Portfolio.

Information Regarding

EQ/Global Multi-Sector Equity Portfolio

The last sentence of the first paragraph in the section "Investments, Risks, and Performance – Principal Investment Strategy" is deleted in its entirety and replaced with the following:

The Active Allocated Portion consists of approximately 20% of the Portfolio's net assets and the Index Allocated Portion consists of approximately 80% of the Portfolio's net assets.

*        *        *         *        *

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 16, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

CLASS K SHARES

SUPPLEMENT DATED AUGUST 16, 2011 TO THE PROSPECTUS DATED AUGUST 16, 2011

This Supplement updates information contained in the Prospectus dated August 16, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding the EQ/Global Multi-Sector Equity Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about an investment strategy change regarding the allocation of the active and passive investments of the EQ/Global Multi-Sector Equity Portfolio.

Information Regarding

EQ/Global Multi-Sector Equity Portfolio

The last sentence of the first paragraph in the section "Investments, Risks, and Performance – Principal Investment Strategy" is deleted in its entirety and replaced with the following:

The Active Allocated Portion consists of approximately 20% of the Portfolio's net assets and the Index Allocated Portion consists of approximately 80% of the Portfolio's net assets.

*        *        *         *        *

EQ/Global Multi-Sector Equity Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

CLASS K SHARES

SUPPLEMENT DATED AUGUST 16, 2011 TO THE PROSPECTUS DATED AUGUST 16, 2011

This Supplement updates information contained in the Prospectus dated August 16, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding the EQ/Global Multi-Sector Equity Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about an investment strategy change regarding the allocation of the active and passive investments of the EQ/Global Multi-Sector Equity Portfolio.

Information Regarding

EQ/Global Multi-Sector Equity Portfolio

The last sentence of the first paragraph in the section "Investments, Risks, and Performance – Principal Investment Strategy" is deleted in its entirety and replaced with the following:

The Active Allocated Portion consists of approximately 20% of the Portfolio's net assets and the Index Allocated Portion consists of approximately 80% of the Portfolio's net assets.

*        *        *         *        *

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 16, 2011